LONG-TERM INVESTMENT	12 Months Ended
Sep. 30, 2022
LONG-TERM INVESTMENT
LONG-TERM INVESTMENT

NOTE 8 – LONG-TERM INVESTMENT

In July 2017, Gansu QLS acquired 40% ownership interest of JiuQuan Funong Biotech Co., Ltd (“Funong”) with a total investment amount of RMB3,300,000, which have been paid in the amount of RMB1,200,000 ($176,121 equivalent) in 2017, RMB1,658,750 ($253,596 equivalent) in 2018, and RMB441,250 ($64,165 equivalent) in 2019, respectively. The investment was accounted for using equity method.

Equity method investment consisted of the following:

	As of	As of
	September 30, 2022	September 30, 2021
Equity method investment:
Cost of equity method investment	463,907	510,994
Profit from equity method investment	208,255	188,605
Dividend Distribution received	(54,592)	(60,133)
Total long-term investment	$617,570	$639,466

The investment income attributable to the equity investment of $40,196, $69,494 and $32,093 for the years ended September 30, 2022, 2021 and 2020, respectively, were included in other income (expense) on the statements of operations and comprehensive income.